Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

GS Mortgage Securities Corporation II (the "Company")

200 West Street

New York, NY 10282

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company, Goldman Sachs & Co. LLC, Goldman Sachs Mortgage Company, Goldman Sachs Bank USA, Deutsche Bank AG, New York Branch, Deutsche Bank Securities Inc., German American Capital Corporation, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the CRSNT Commercial Mortgage Trust 2021-MOON, Commercial Mortgage Pass-Through Certificates, Series 2021-MOON securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 1 mortgaged property (the “Mortgaged Property”) which represents the entire population of mortgage loan asset and mortgaged property (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of the Mortgaged Property securing the Mortgage Loan Asset; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in the

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com/us	1

exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Cut-off Date” refers to the date of April 9, 2021.
•	The phrase "LIBOR Assumption" refers to the rate of 0.11000%.
•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on March 24, 2021 with certain Collateral attribute calculations adjusted for the Cut-off Date:
o	2021-MOON Accounting Tape Final.xlsx (provided on March 24, 2021).
•	The phrase “Specified Attributes” refers to the fields in the Final Data File.
•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.
•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.
•	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.
•	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.
•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a signed appraisal document.
PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com/us	2

•	The phrase “Bloomberg” refers to the Bloomberg data platform used to reference the LIBOR cap counterparty rating.
•	The phrase “Closing Statement” refers to the signed borrower and lender mortgage loan closing statements indicating the sources and uses of dispersed funds.
•	The phrase “Engineering Report” refers to a signed property condition assessment document.
•	The phrase “Environmental Report” refers to a signed phase I and phase II (if applicable) environmental document.
•	The phrase “Fee Schedule” refers to the documentation for the certificate administrator fee and servicing fee related to the Transaction.
•	The phrase “Ground Lease” refers to the signed ground lease agreement.
•	The phrase “Guaranty Agreement” refers to a signed guaranty agreement.
•	The phrase “Insurance Summary” refers to the certificate of insurance and/or insurance risk analysis summarizing the coverage for each insurance category.
•	The phrase “Interest Rate Cap Agreement” refers to a signed interest rate cap agreement.
•	The phrase “Loan Agreement” refers to a signed or draft loan agreement.
•	The phrase “Management Agreement” refers to a signed management agreement.
•	The phrase “Mezzanine Loan Agreement” refers to a signed mezzanine loan agreement.
•	The phrase “Title Policy” refers to a signed title policy.
•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

Our procedures and results thereof are as follows:

From March 17, 2021 through March 24, 2021, the Company provided us with the Source Documents related to the Collateral for which we:

•	Compared certain Specified Attributes to the corresponding Source Documents and found them to be in agreement (the “Compared Attributes”);
•	Recalculated certain Specified Attributes and found them to be in agreement (the “Recalculated Attributes”); or
•	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, we compared the underlying attributes to the

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com/us	3

corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

•	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
•	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

 New York, NY

March 24, 2021

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com/us	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

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CRSNT 2021-MOON Loan File Review Procedures	Exhibit A

Exhibit A - Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
1	Control Number	None - Company Provided	None
2	Loan / Property Flag	None - Company Provided	None
3	Number of Properties	Appraisal Report	None
4	Originator	Loan Agreement	None
5	Originator Entity Type	Loan Agreement	None
6	Mortgage Loan Seller	None - Company Provided	None
7	Property Name	None - Company Provided	None
8	Address	Appraisal Report	None
9	City	Appraisal Report	None
10	State	Appraisal Report	None
11	County	Appraisal Report	None
12	Zip Code	Appraisal Report	None
13	General Property Type	Appraisal Report	None
14	Detailed Property Type	Appraisal Report	None
15	Flood Zone	Engineering Report	None
16	Year Built	Appraisal Report	None
17	Year Renovated	Appraisal Report	None
18	Units / SF	Underwriting File	None
19	Loan Per Unit ($)	Recalculation	None
20	Mortgage Loan Original Balance ($)	Loan Agreement	None
21	Mortgage Loan Cut-off Date Balance ($)	Recalculation	None
22	% of Initial Pool Balance	Recalculation	None
23	Pari Passu Split (Y/N)	Loan Agreement	None
24	Trust Note Rate (%)	Recalculation	None
25	Trust Interest Rate (At LIBOR Cap)	Recalculation	None
26	Administrative Fee Rate (%)	Fee Schedule	None
27	Margin	Loan Agreement	None
28	Mortgage Loan Index	Loan Agreement	None
29	Assumed LIBOR	None - Company Provided	None
30	Float Rate Change Frequency (Mos)	Loan Agreement	None
31	LIBOR Floor	Loan Agreement	None
32	LIBOR Strike Cap	Interest Rate Cap Agreement	None
33	LIBOR Cap After Extension	Loan Agreement	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com/us	6

CRSNT 2021-MOON Loan File Review Procedures	Exhibit A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
34	LIBOR Cap Expiration	Interest Rate Cap Agreement	None
35	LIBOR Cap Counterparty	Interest Rate Cap Agreement	None
36	LIBOR cap Counterparty rating (S&P / MIS / FITCH)	Bloomberg	None
37	Trust Annual Debt Service at LIBOR Cap ($)	Recalculation	None
38	Trust NCF DSCR at LIBOR cap	Recalculation	None
39	LIBOR Rounding Methodology	Loan Agreement	None
40	LIBOR Lookback Days	Loan Agreement	None
41	Extension Options (Y/N)	Loan Agreement	None
42	Extension Options (#/Mos)	Loan Agreement	None
43	Extension Spread Increase Description	Loan Agreement	None
44	First Extension Fee	Loan Agreement	None
45	Second Extension Fee	Loan Agreement	None
46	Fully Extended Original Term	Recalculation	None
47	Fully Extended Remaining Term	Recalculation	None
48	Fully Extended Maturity Date	Loan Agreement	None
49	Fully Extended Amortization Term	Not Applicable	None
50	Trust Monthly Payment ($)	Recalculation	None
51	Trust Annual Debt Service ($)	Recalculation	None
52	Interest Accrual Method	Loan Agreement	None
53	Interest Accrual Period	Loan Agreement	None
54	Origination Date	Loan Agreement	None
55	First Due Date	Loan Agreement	None
56	Last IO Due Date	Loan Agreement	None
57	First P&I Due Date	Loan Agreement	None
58	Due Date	Loan Agreement	None
59	Grace Period- Late Fee	Loan Agreement	None
60	Grace Period- Default	Loan Agreement	None
61	Amortization Type	Loan Agreement	None
62	Original Interest-Only Period (Mos.)	Recalculation	None
63	Remaining Interest-Only Period (Mos.)	Recalculation	None
64	Original Term To Maturity (Mos.)	Recalculation	None
65	Remaining Term To Maturity (Mos.)	Recalculation	None
66	Original Amortization Term (Mos.)	Not Applicable	None
67	Remaining Amortization Term (Mos.)	Not Applicable	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com/us	7

CRSNT 2021-MOON Loan File Review Procedures	Exhibit A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
68	Seasoning	Recalculation	None
69	Maturity Date	Loan Agreement	None
70	Balloon Balance ($)	Recalculation	None
71	Lockbox	Loan Agreement	None
72	Cash Management	Loan Agreement	None
73	Cash Management Triggers	Loan Agreement	None
74	DSCR at Trigger Level	Recalculation	None
75	Cross-Collateralized (Y/N)	Not Applicable	None
76	Crossed Group	Not Applicable	None
77	Lockout Period	Not Applicable	None
78	Lockout Expiration Date	Not Applicable	None
79	Prepayment Begin Date	Loan Agreement	None
80	Prepayment End Date	Loan Agreement	None
81	Open Period Begin Date	Loan Agreement	None
82	Open Period (Payments)	Loan Agreement	None
83	Prepayment Type	Loan Agreement	None
84	Prepayment Provision	Loan Agreement	None
85	Partially Prepayable without Penalty	Loan Agreement	None
86	Partially Prepayable without Penalty Description	Loan Agreement	None
87	Partial Collateral Release Description	Loan Agreement	None
88	Yield Maintenance Index	Not Applicable	None
89	Yield Maintenance Discount	Not Applicable	None
90	Yield Maintenance Margin	Not Applicable	None
91	Yield Maintenance Calculation Method	Not Applicable	None
92	Day of Month Prepayment Permitted	Loan Agreement	None
93	Due on Sale	Loan Agreement	None
94	Due on Encumbrance	Loan Agreement	None
95	Name of Mezzanine Lender	Mezzanine Loan Agreement	None
96	Mezzanine Debt Original Balance ($)	Mezzanine Loan Agreement	None
97	Mezzanine Debt Cut-Off Date Balance ($)	Recalculation	None
98	Mezzanine Debt Maturity Balance ($)	Recalculation	None
99	Mezzanine Margin	Mezzanine Loan Agreement	None
100	Mezzanine Annual Payment ($)	Recalculation	None
101	Total Loan Original Balance ($)	Recalculation	None
102	Total Loan Cut-Off Date Balance ($)	Recalculation	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com/us	8

CRSNT 2021-MOON Loan File Review Procedures	Exhibit A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
103	Total Loan Maturity Balance ($)	Recalculation	None
104	Total Debt Margin	Recalculation	None
105	Total Loan Interest Rate	Recalculation	None
106	Total Loan Annual Payment ($)	Recalculation	None
107	Total Loan LTV	Recalculation	None
108	Total Loan Maturity Date LTV	Recalculation	None
109	Total Loan NOI DSCR	Recalculation	None
110	Total Loan NCF DSCR	Recalculation	None
111	Total Debt Loan NOI Debt Yield	Recalculation	None
112	Total Debt Loan NCF Debt Yield	Recalculation	None
113	Other Subordinate Debt Balance ($)	Not Applicable	None
114	Other Subordinate Debt Type	Not Applicable	None
115	Future Debt Allowed?	Loan Agreement	None
116	Mortgage Assumable?	Loan Agreement	None
117	Assumption Fee	Loan Agreement	None
118	Appraiser Designation	Appraisal Report	None
119	Appraisal FIRREA (Y/N)	Appraisal Report	None
120	Appraisal Date	Appraisal Report	None
121	Appraised Value ($)	Appraisal Report	None
122	As-Stabilized Appraisal Date	Appraisal Report	None
123	As-Stabilized Appraised Value ($)	Appraisal Report	None
124	Mortgage Loan Cut-off Date LTV Ratio (%)	Recalculation	None
125	Mortgage Loan LTV Ratio at Maturity (%)	Recalculation	None
126	Single Tenant (Y/N)	Underwriting File	None
127	Engineering Report Date	Engineering Report	None
128	Environmental Phase I Report Date	Environmental Report	None
129	Environmental Phase II	Environmental Report	None
130	Environmental Phase II Report Date	Environmental Report	None
131	PML or SEL (%)	Engineering Report	None
132	Seismic Report Date	Engineering Report	None
133	Earthquake Insurance Required (Y/N)	Loan Agreement	None
134	Terrorism Insurance Required (Y/N)	Loan Agreement	None
135	Environmental Insurance Required (Y/N)	Loan Agreement	None
136	Blanket Insurance Policy (Y/N)	Insurance Summary	None
137	Lien Position	Title Policy	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com/us	9

CRSNT 2021-MOON Loan File Review Procedures	Exhibit A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
138	Ownership Interest	Title Policy	None
139	Condominium Present?	Loan Agreement	None
140	Ground Lease (Y/N)	Ground Lease	None
141	Annual Ground Lease Payment ($)	Ground Lease	None
142	Ground Lease Expiration Date	Ground Lease	None
143	Ground Lease Extension (Y/N)	Ground Lease	None
144	# of Ground Lease Extension Options	Ground Lease	None
145	Ground Lease Expiration Date after all Extensions	Ground Lease	None
146	2018 EGI Date	Underwriting File	None
147	2018 EGI ($)	Underwriting File	$1.00
148	2018 Expenses ($)	Underwriting File	$1.00
149	2018 NOI ($)	Underwriting File	$1.00
150	2018 FF&E Reserve $	Underwriting File	$1.00
151	2018 NCF ($)	Underwriting File	$1.00
152	2019 EGI Date	Underwriting File	None
153	2019 EGI ($)	Underwriting File	$1.00
154	2019 Expenses ($)	Underwriting File	$1.00
155	2019 NOI ($)	Underwriting File	$1.00
156	2019 FF&E Reserve $	Underwriting File	$1.00
157	2019 NCF ($)	Underwriting File	$1.00
158	2020 EGI Date	Underwriting File	None
159	2020 EGI ($)	Underwriting File	$1.00
160	2020 Expenses ($)	Underwriting File	$1.00
161	2020 NOI ($)	Underwriting File	$1.00
162	2020 FF&E Reserve $	Underwriting File	$1.00
163	2020 NCF ($)	Underwriting File	$1.00
164	Underwritten EGI ($)	Underwriting File	$1.00
165	Underwritten Expenses ($)	Underwriting File	$1.00
166	Underwritten Net Operating Income ($)	Underwriting File	$1.00
167	Underwritten NOI DSCR (x)	Recalculation	None
168	Underwritten NOI Debt Yield	Recalculation	None
169	Underwritten Replacement / FF&E Reserve ($)	Underwriting File	$1.00
170	Underwritten TI / LC ($)	Underwriting File	$1.00
171	Underwritten Other Reserve ($)	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com/us	10

CRSNT 2021-MOON Loan File Review Procedures	Exhibit A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
172	Underwritten Net Cash Flow ($)	Underwriting File	$1.00
173	Underwritten NCF DSCR (x)	Recalculation	None
174	Underwritten NCF Debt Yield	Recalculation	None
175	Occupancy (%)	Underwriting File	None
176	Occupancy Date	Underwriting File	None
177	Rent Steps Date	Underwriting File	None
178	Largest Tenant	Underwriting File	None
179	Largest Tenant Sq Ft	Underwriting File	None
180	Largest Tenant Lease Expiration	Underwriting File	None
181	Second Largest Tenant	Underwriting File	None
182	Second Largest Tenant Sq Ft	Underwriting File	None
183	Second Largest Tenant Lease Expiration	Underwriting File	None
184	Third Largest Tenant	Underwriting File	None
185	Third Largest Tenant Sq Ft	Underwriting File	None
186	Third Largest Tenant Lease Expiration	Underwriting File	None
187	Fourth Largest Tenant	Underwriting File	None
188	Fourth Largest Tenant Sq Ft	Underwriting File	None
189	Fourth Largest Tenant Lease Expiration	Underwriting File	None
190	Fifth Largest Tenant	Underwriting File	None
191	Fifth Largest Tenant Sq Ft	Underwriting File	None
192	Fifth Largest Tenant Lease Expiration	Underwriting File	None
193	Upfront RE Tax Reserve ($)	Loan Agreement; Closing Statement	None
194	Ongoing RE Tax Reserve ($)	Loan Agreement; Closing Statement	None
195	Upfront Insurance Reserve ($)	Loan Agreement; Closing Statement	None
196	Ongoing Insurance Reserve ($)	Loan Agreement; Closing Statement	None
197	Upfront Replacement Reserve ($)	Loan Agreement; Closing Statement	None
198	Ongoing Replacement Reserve ($)	Loan Agreement; Closing Statement	None
199	Replacement Reserve Caps ($)	Loan Agreement; Closing Statement	None
200	Upfront TI/LC Reserve ($)	Loan Agreement; Closing Statement	None
201	Ongoing TI/LC Reserve ($)	Loan Agreement; Closing Statement	None
202	TI/LC Caps ($)	Loan Agreement; Closing Statement	None
203	Upfront Debt Service Reserve ($)	Loan Agreement; Closing Statement	None
204	Ongoing Debt Service Reserve ($)	Loan Agreement; Closing Statement	None
205	Upfront Deferred Maintenance Reserve ($)	Loan Agreement; Closing Statement	None
206	Ongoing Deferred Maintenance Reserve ($)	Loan Agreement; Closing Statement	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com/us	11

CRSNT 2021-MOON Loan File Review Procedures	Exhibit A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
207	Upfront Environmental Reserve ($)	Loan Agreement; Closing Statement	None
208	Ongoing Environmental Reserve ($)	Loan Agreement; Closing Statement	None
209	Upfront Other Reserve ($)	Loan Agreement; Closing Statement	None
210	Ongoing Other Reserve ($)	Loan Agreement; Closing Statement	None
211	Other Reserve Description	Loan Agreement; Closing Statement	None
212	Letter of Credit?	Loan Agreement	None
213	Letter of Credit Balance ($)	Loan Agreement	None
214	Letter of Credit Description	Loan Agreement	None
215	Release Provisions (Y/N)	Loan Agreement	None
216	Loan Purpose	Closing Statement	None
217	Borrower Name	Loan Agreement	None
218	Tenant In Common (Y/N)	Loan Agreement	None
219	Sponsor	Loan Agreement	None
220	Carve-out Guarantor	Guaranty Agreement	None
221	Recourse	Loan Agreement; Guaranty Agreement	None
222	Related Group	Not Applicable	None
223	Single Purpose Borrower (Y/N)	Loan Agreement	None
224	Property Manager	Management Agreement	None
225	Prior Securitizations	None - Company Provided	None
226	Exit Fee	Loan Agreement	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com/us	12

CRSNT 2021-MOON Loan File Review Procedures	Exhibit B

Exhibit B - Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
19	Loan Per Unit ($)	Quotient of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) Units / SF.
21	Mortgage Loan Cut-off Date Balance ($)	Set equal to Mortgage Loan Original Balance ($).
22	% of Initial Pool Balance	Quotient of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) the aggregate Mortgage Loan Cut-off Date Balance ($).
24	Trust Note Rate (%)	Sum of (i) Assumed LIBOR and (ii) Margin.
25	Trust Interest Rate (At LIBOR Cap)	Sum of (ii) LIBOR Strike Cap and (ii) Margin.
37	Trust Annual Debt Service at LIBOR Cap ($)	Product of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) Trust Interest Rate (At LIBOR Cap) and (iii) the Interest Accrual Method (365/360).
38	Trust NCF DSCR at LIBOR cap	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Trust Annual Debt Service at LIBOR Cap ($)
46	Fully Extended Original Term	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Fully Extended Maturity Date.
47	Fully Extended Remaining Term	Difference between (i) Fully Extended Original Term and (ii) Seasoning.
50	Trust Monthly Payment ($)	Quotient of (i) Product of (a) Mortgage Loan Cut-off Date Balance ($) and (b) Trust Note Rate (%) and (c) the Interest Accrual Method (365/360) and (ii) 12
51	Trust Annual Debt Service ($)	Product of (i) Trust Monthly Payment ($) and (ii) 12.
62	Original Interest-Only Period (Mos.)	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Last IO Due Date.
63	Remaining Interest-Only Period (Mos.)	Difference between (i) Original Interest-Only Period (Mos.) and (ii) Seasoning.
64	Original Term To Maturity (Mos.)	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Maturity Date.
65	Remaining Term To Maturity (Mos.)	Difference between (i) Original Term to Maturity (Mos.) and (ii) Seasoning.
68	Seasoning	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Cut-off Date.
70	Balloon Balance ($)	Set equal to Mortgage Loan Original Balance ($).
74	DSCR at Trigger Level	Quotient of (i) product of (a) Mortgage Loan Cut-Off Date Balance ($) and (b) 5.0% and (ii) Total Loan Annual Payment ($).
97	Mezzanine Debt Cut-Off Date Balance ($)	Set equal to Mezzanine Debt Original Balance ($)
98	Mezzanine Debt Maturity Balance ($)	Set equal to Mezzanine Debt Original Balance ($)
100	Mezzanine Annual Payment ($)	Product of (i) Mezzanine Debt Cut-Off Date Balance ($) and (ii) Mezzanine Margin and (iii) the Interest Accrual Method (365/360)

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CRSNT 2021-MOON Loan File Review Procedures	Exhibit B

#	Specified Attribute	Recalculation Methodology
101	Total Loan Original Balance ($)	Sum of (i) Mortgage Loan Original Balance ($) and (ii) Mezzanine Debt Original Balance ($).
102	Total Loan Cut-Off Date Balance ($)	Sum of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) Mezzanine Debt Cut-Off Date Balance ($)
103	Total Loan Maturity Balance ($)	Sum of (i) Mortgage Loan Balloon Balance ($) and (ii) Mezzanine Debt Maturity Balance ($).
104	Total Debt Margin	Quotient of (i) Sum of (a) the product of (1) Mortgage Loan Cut-off Date Balance ($) and (2) Margin and (b) the product of (1) Mezzanine Debt Cut-Off Date Balance ($) and (2) Mezzanine Margin (ii) Total Loan Cut-Off Date Balance ($)
105	Total Loan Interest Rate	Sum of (i) Total Debt Margin and (ii) Assumed LIBOR.
106	Total Loan Annual Payment ($)	Sum of (i) Trust Annual Debt Service ($) and (ii) Total Mezzanine Annual Payment ($).
107	Total Loan LTV	Quotient of (i) Total Loan Cut-Off Date Balance ($) and (ii) Appraised Value ($).
108	Total Loan Maturity Date LTV	Quotient of (i) Total Loan Maturity Balance ($) and (ii) Appraised Value ($).
109	Total Loan NOI DSCR	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Total Loan Annual Payment ($).
110	Total Loan NCF DSCR	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Total Loan Annual Payment ($).
111	Total Debt Loan NOI Debt Yield	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Total Loan Cut-Off Date Balance ($).
112	Total Debt Loan NCF Debt Yield	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Total Loan Cut-Off Date Balance ($).
124	Mortgage Loan Cut-off Date LTV Ratio (%)	Quotient of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) Appraised Value ($).
125	Mortgage Loan LTV Ratio at Maturity (%)	Quotient of (i) Balloon Balance ($) and (ii) Appraised Value ($).
167	Underwritten NOI DSCR (x)	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Trust Annual Debt Service ($).
168	Underwritten NOI Debt Yield	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Mortgage Loan Cut-off Date Balance ($).
173	Underwritten NCF DSCR (x)	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Trust Annual Debt Service ($).
174	Underwritten NCF Debt Yield	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Mortgage Loan Cut-off Date Balance ($).

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